Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions
Schedule of provisions

	2018							2017
			Judicial provision
	Asset
	Retirement	Environmental
	Obligation	Obligation	Tax	Labor	Civil	Environmental	Total	Total
Balance at the beginning of the year	199,445	83,835	18,575	16,421	18,320	4,565	341,161	296,879
Additions	—	—	2,958	11,811	4,173	2,960	21,902	47,816
Reversals	(15,119)	—	(8,753)	(15,012)	(20,908)	(2,320)	(62,112)	(42,019)
Interest	8,443	5,049	794	1,387	105	213	15,991	13,476
Write-off	462	(5,140)	—	—	—	—	(4,678)	(18,666)
Foreign exchange variation (losses) gains	(15,133)	(12,263)	(1,707)	(2,188)	(215)	(404)	(31,910)	(2,367)
Cost and interest revision	7,454	13,249	—	—	—	—	20,703	43,789
Other	—	—	201	(231)	(104)	—	(134)	2,253
Balance at the end of the year	185,552	84,730	12,068	12,188	1,371	5,014	300,923	341,161
Current	—	20,357	—	—	—	—	20,357	14,641
Non-current	185,552	64,373	12,068	12,188	1,371	5,014	280,566	326,520
	185,552	84,730	12,068	12,188	1,371	5,014	300,923	341,161

Schedule of provisions and judicial deposits

	2018					2017
				Outstanding				Outstanding
	Judicial			judicial	Judicial			judicial
	deposits	Provision	Net amount	deposits	deposits	Provision	Net amount	deposits
Tax	(2,048)	14,116	12,068	2,245	(2,318)	20,893	18,575	3,130
Labor	(4,258)	16,446	12,188	6,555	(4,765)	21,186	16,421	7,408
Civil	(746)	2,117	1,371	17	(758)	19,078	18,320	23
Environmental	—	5,014	5,014	413	—	4,565	4,565	388
	(7,052)	37,693	30,641	9,230	(7,841)	65,722	57,881	10,949

Schedule of contingent liabilities

	2018	2017
Tax	137,170	125,438
Labor	29,079	46,402
Civil	20,130	24,911
Environmental	119,747	133,851
	306,126	330,602